Note 5 - Credit Assets, Net of Allowance for Credit Losses	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Credit assets , net of allowance for credit losses:

VersaBank organizes its Credit Asset portfolios into the following two broad asset categories: Receivable Purchase Program (previously referred to as “Receivable Purchase Program/Point-of-Sale Loans & Leases” or “Point-of-Sale Loans & Leases”) and Multi-Family Residential Loans and Other (the amalgamation of what was previously referred to as “Commercial Real Estate Mortgages”, “Commercial Real Estate Loans”, and “Public Sector and Other Financing”). These categories have been established in VersaBank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Receivable Purchase Program (RPP) category is composed of investments in the expected cash flow streams derived primarily from consumer and small business loans and leases that are originated and owned throughout their lifetime by VersaBank’s RPP partners.

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

The Multi-Family Residential Loans and Other (“MROL”) category is composed of two sub-segments: Multi-Family Residential Loans, which consists of CMHC-insured (zero-risk weighted) loans and uninsured loans to real estate developers to finance the construction phase of development of multi-family, student residence, condominium and retirement homes properties, as well as term and bridge loans secured by completed aforementioned properties and units.  It also includes public sector and infrastructure loans and leases. The vast majority of these loans are business-to-business loans with the underlying credit risk exposure being primarily residential in nature given that the vast majority (approximately 94% as at October 31, 2024) of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

Summary of Credit assets, net of allowance for credit losses:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2025	2024	2024

Receivable purchase program	$3,401,328	$3,307,328	$3,078,941
Multi-family residential loans and other	927,978	910,314	886,226
	4,329,306	4,217,642	3,965,167

Allowance for credit losses	(4,233)	(3,303)	(2,386)
Accrued interest	21,675	21,777	21,500

Total credit assets, net of allowance for credit losses	$4,346,748	$4,236,116	$3,984,281

The following table provides a summary of credit asset amounts, ECL allowance amounts, and expected loss (“EL”) rates by lending asset category:

	As at January 31, 2025				As at October 31, 2024
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Receivable purchase program	$3,388,092	$12,228	$1,008	$3,401,328	$3,294,675	$12,653	$-	$3,307,328
ECL allowance	1,911	4	56	1,971	783	-	-	783
EL %	0.06%	0.03%	5.56%	0.06%	0.02%	0.00%	0.00%	0.02%
Multi-family residential loans and other	$714,442	$213,375	$161	$927,978	$737,125	$173,121	$68	$910,314
ECL allowance	1,772	488	2	2,262	2,213	306	1.00	2,520
EL %	0.25%	0.23%	1.24%	0.24%	0.30%	0.18%	1.47%	0.28%
Total credit assets	$4,102,534	$225,603	$1,169	$4,329,306	$4,031,800	$185,774	$68	$4,217,642
Total ECL allowance	3,683	492	58	4,233	2,996	306	1	3,303
Total EL %	0.09%	0.22%	4.96%	0.10%	0.07%	0.16%	1.47%	0.08%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its credit assets in the form of mortgage interests over property, other registered securities over assets, guarantees and/or cash reserves (holdbacks) and receivables purchased included in the RPP Financing portfolio (see note 8).

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. The expected credit loss methodology requires the recognition of credit losses based on 12 months of expected losses for performing credit assets which is reflected in the Bank’s Stage 1 grouping. The Bank recognizes lifetime expected losses on credit assets that have experienced a significant increase in credit risk since origination which is reflected in the Bank’s Stage 2 grouping. While there is elevated credit risk in the Bank’s RPP Financing portfolio as at the measurement date, management does not believe that this represents a significant increase in credit risk in that portfolio and the majority of this portfolio remains in Stage 1. Impaired credit assets require recognition of lifetime losses and are reflected in Stage 3 grouping.

Forward-looking Information

The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing probability of default and loss given default term structure data to forward economic conditions include, but are not limited to: real GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

The key assumptions driving the quarterly outlook for 2025 center on trade policy shifts, monetary and fiscal responses, and global economic conditions. The potential implementation of U.S. tariffs on Canadian motor vehicles, metal products, and other durable goods could dampen export demand, particularly affecting manufacturing and transportation. However, the impact on energy exports may be less. The Bank of Canada could respond to slowing growth by cutting interest rates. A rate divergence with the U.S. could further weaken the Canadian dollar, contributing to inflationary pressures.

Credit conditions may tighten as households face high debt-service obligations, though loan performance is expected to remain stable. Meanwhile, supply chain disruptions from global trade decoupling and U.S. trade policies could increase inflationary risks. Lower global oil prices, projected to reach around US$65 per barrel by late 2026, will impact national income but not production levels, as Canada’s energy sector operates near full capacity. While short-term growth remains constrained, long-term economic resilience will be supported by strong demographics, despite weak productivity gains.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at January 31, 2025 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios (see Expected Credit Loss Sensitivity below).

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at January 31, 2025:

(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$4,233	$3,574		$3,825		$4,457
Provision (recovery) from reported ECL		(659)		(408)		224
Variance from reported ECL (%)		(16%	)	(10%	)	5%

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended January 31, 2025:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$783	$-	$-	$783
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1,128	4	56	1,188
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	1,128	4	56	1,188
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,911	$4	$56	$1,971

Multi-family residential loans and other
Balance at beginning of period	$2,213	$306	$1	$2,520
Transfer in (out) to Stage 1	(197)	197	-	-
Transfer in (out) to Stage 2	(9)	9	-	-
Transfer in (out) to Stage 3	(1)	-	1	-
Net remeasurement of loss allowance	(172)	8	-	(164)
Credit asset originations	40	(29)	-	11
Derecognitions and maturities	(11)	-	-	(11)
Provision for (recovery of) credit losses	(350)	185	1	(164)
Write-offs	(124)	-	-	(124)
Recoveries	-	-	-	-
FX Impact	33	(3)	-	30
Balance at end of period	$1,772	$488	$2	$2,262

Total balance at end of period	$3,683	$492	$58	$4,233

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended January 31, 2024:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Receivable purchase program
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	56	(56)	-	-
Transfer in (out) to Stage 2	(124)	124	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	33	(68)	-	(35)
Credit asset originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(35)	-	-	(35)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$65	$-	$-	$65

Multi-family residential loans and other
Balance at beginning of period	$1,845	$568	$-	$2,413
Transfer in (out) to Stage 1	140	(140)	-	-
Transfer in (out) to Stage 2	(109)	109	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(19)	(44)	-	(63)
Credit asset originations	77	-	-	77
Derecognitions and maturities	(89)	(17)	-	(106)
Provision for (recovery of) credit losses	-	(92)	-	(92)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
FX Impact	-	-	-	-
Balance at end of period	$1,845	$476	$-	$2,321

Total balance at end of period	$1,910	$476	$-	$2,386

Credit quality:

The Bank assigns a risk rating to each lending asset comprising its lending portfolio. A risk rating is assigned as a function of each new credit application, annual review or an amendment to a facility. The risk rating considers the credit risk attributes of the lending asset, structure, individual borrower circumstances as well as local, regional and global macroeconomic and market conditions. The Bank aggregates its risk rating assignments into the following three broad categories:

i)    Satisfactory – The borrower and lending asset valuation are of acceptable credit quality.

ii)   Watchlist – The borrower or the lending asset valuation exhibits potential credit weakness or a downward trend which, if not mitigated, will potentially weaken the Bank’s position. The lending asset requires close supervision.

iii)  Classified – The collection of the structural payment and/or the full repayment of the lending asset is uncertain.

VERSABANK

Notes to Interim Consolidated Financial Statements

(Unaudited)

Three month periods ended January 31, 2025 and 2024

As of January 31, 2025, 95% ( October 31, 2024 – 96%) of the Bank’s lending assets were categorized Satisfactory. There was no material change in the Bank’s processes for managing credit risk during the current quarter.